SHARE BASED PAYMENTS - Summary of Shares Outstanding (Details) - $ / shares	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2025	Jun. 30, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options (in dollars per share)		182,805
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price			$ 23.75
Expected dividend yield (percentage)	0.00%
Year 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options (in dollars per share)		60,937
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price		$ 23.75
Risk-free interest rate		3.47%
Expected Volatility		28.20%
Year 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options (in dollars per share)		60,937
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price		$ 23.75
Risk-free interest rate		3.47%
Expected Volatility		28.20%
Year 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options (in dollars per share)		60,931
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price		$ 23.75
Risk-free interest rate		3.47%
Expected Volatility		28.20%